Employee benefit expense (Tables)	12 Months Ended
Dec. 31, 2024
Classes of employee benefits expense [abstract]
Disclosure of employee benefit expenses
Employee benefit expenses include the following:

	Year ended December 31,
in € thousand	2024	2023	2022
Salaries	63,313	55,793	57,272
Social security contributions	16,300	14,359	(3,035)
Share-based compensation expense	8,710	6,276	(5,215)
Training and education	1,582	1,292	840
Other employee benefits	1,833	1,553	1,317
TOTAL EMPLOYEE BENEFIT EXPENSE	91,739	79,273	51,178